Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	May 31, 2016	Mar. 31, 2009	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2015
Contingencies And Commitments [Line Items]
Lease termination date		May 31, 2018
Monthly base rent charges		$ 110
Annual increase lease payment		1.40%
Non-rent shared tenant occupancy costs		$ 153
Standby letter of credit		$ 294
Rent expense			$ 1,659	$ 1,565	$ 1,717
Committed to minimum payments totaling			3,233
Retainer fee	$ 2,520
Percentage of M&A transaction fee payable	1.00%
Dr. Stelios Papadopoulos [Member]
Contingencies And Commitments [Line Items]
Retainer fee	$ 210
Research And Development [Member]
Contingencies And Commitments [Line Items]
Committed to minimum payments totaling			$ 626			$ 684